Note 5 - Notes Payable - 10K (Details) - Long-term Debt Repayments Schedules (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long-term Debt Repayments Schedules [Abstract]
2013	$ 500
2014	100
2015	3,300
Total payments	$ 3,900